NATIXIS FUNDS

Supplement dated June 30, 2016 to the Natixis Funds Statements of Additional Information, dated February 1, 2016, March 31, 2016, April 1, 2016 and May 1, 2016 as may be revised or supplemented from time to time, for the following funds.

AEW Real Estate Fund	Loomis Sayles Limited Term Government and Agency Fund
ASG Dynamic Allocation Fund	Loomis Sayles Multi-Asset Income Fund
ASG Global Alternatives Fund	Loomis Sayles Senior Floating Rate and Fixed Income Fund
ASG Global Macro Fund	Loomis Sayles Strategic Alpha Fund
ASG Managed Futures Strategy Fund	Loomis Sayles Strategic Income Fund
ASG Tactical U.S. Market Fund	Loomis Sayles Value Fund
Gateway Fund	McDonnell Intermediate Municipal Bond Fund
Gateway Equity Call Premium Fund	Mirova Global Sustainable Equity Fund
Loomis Sayles Core Plus Bond Fund	Natixis Oakmark Fund
Loomis Sayles Dividend Income Fund	Natixis Oakmark International Fund
Loomis Sayles Emerging Markets Opportunities Fund	Natixis U.S. Equity Opportunities Fund
Loomis Sayles Global Equity and Income Fund	SeeyondSM Multi-Asset Allocation Fund
Loomis Sayles Global Growth Fund	Vaughan Nelson Select Fund
Loomis Sayles Growth Fund	Vaughan Nelson Small Cap Value Fund
Loomis Sayles High Income Fund	Vaughan Nelson Value Opportunity Fund
Loomis Sayles Investment Grade Bond Fund

Effective July 1, 2016, James P. Palermo has been appointed as an Independent Trustee to the Board of Trustees of Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Loomis Sayles Funds I, Loomis Sayles Funds II and Gateway Trust (the “Trusts”). Accordingly, the following is hereby added to the “Independent Trustees” table located in the sub-section “Trustees and Officers” within the section “Management of the Trust(s)”:

Name and Year of Birth	Position(s) Held with the Trusts, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership
INDEPENDENT TRUSTEES

James P. Palermo (1955)	Trustee since 2016 Contract Review Committee Member	Founding Partner, Breton Capital Management, LLC (private equity); formerly, Chief Executive Officer of Global Client Management of The Bank of New York Mellon Corporation	43 None	Financial services industry and executive experience, including roles as chief executive officer of client management and asset servicing for a banking and financial services company

[1]	Each Trustee serves until retirement, resignation or removal from the Board. The current retirement age is 75. The position of Chairperson of the Board is appointed for a three-year term. Ms. Moose was appointed to serve an additional three-year term as the Chairperson of the Board on December 13, 2013.
[2]	The Trustees of the Trusts serve as Trustees of a fund complex that includes all series of the Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (collectively, the “Natixis Funds Trusts”) and, Loomis Sayles Funds I and Loomis Sayles Funds II (collectively, the “Loomis Sayles Funds Trusts”) (collectively, the “Fund Complex”).

Effective July 1, 2016, Coleen Downs Dineen has resigned as Secretary, Clerk and Chief Legal Officer of the Trusts. Russell L. Kane has been appointed as Secretary, Clerk and Chief Legal Officer of the Trusts and Rosa Licea-Mailloux has been appointed as Chief Compliance Officer, Assistant Secretary and Anti-Money Laundering Officer of the Trusts. Accordingly, the “Officers of the Trust” table located in the sub-section “Trustees and Officers” within the section “Management of the Trust(s)” is hereby amended and restated as follows:

Name and Year of Birth	Position(s) Held with the Trusts	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years[2]
OFFICERS OF THE TRUST
Daniel J. Fuss (1933) One Financial Center Boston, MA 02111	Executive Vice President of Loomis Sayles Funds II	Since June 2003	Vice Chairman and Director, Loomis, Sayles & Company, L.P.

Russell L. Kane (1969)	Secretary, Clerk, and Chief Legal Officer	Secretary, Clerk and Chief Legal Officer since July 2016	Executive Vice President, General Counsel, Secretary and Clerk, NGAM Distribution Corporation, NGAM Advisors, L.P. and NGAM Distribution, L.P.; formerly, Chief Compliance Officer for Mutual Funds, Senior Vice President, Deputy General Counsel, Assistant Secretary and Assistant Clerk, NGAM Distribution Corporation, NGAM Advisors, L.P. and NGAM Distribution, L.P.

Michael C. Kardok (1959)	Treasurer, Principal Financial and Accounting Officer	Since October 2004	Senior Vice President, NGAM Advisors, L.P. and NGAM Distribution, L.P.

Rosa Licea-Mailloux (1976)	Chief Compliance Officer, Assistant Secretary and Anti-Money Laundering Officer	Since July 2016	Chief Compliance Officer for Mutual Funds, Senior Vice President, Deputy General Counsel, Assistant Secretary and Assistant Clerk, NGAM Distribution Corporation, NGAM Advisors, L.P. and NGAM Distribution, L.P.; formerly, Associate General Counsel, NGAM Distribution, L.P.

[1]	Each officer of the Trusts serves for an indefinite term in accordance with the Trusts’ current by-laws until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.
[2]	Each person listed above holds the same position(s) with the Fund Complex. Mr. Fuss is not an officer of the Natixis Funds Trusts. Previous positions during the past five years with NGAM Distribution, L.P., NGAM Advisors, L.P. or Loomis, Sayles & Company, L.P. are omitted, if not materially different from a trustee’s or officer’s current position with such entity.

Effective July 1, 2016, James P. Palermo has become a member of the Contract Review Committee. Accordingly, the list of the members of the Contract Review Committee in the sub-section “Leadership and Structure of the Board” within the section “Management of the Trust(s)/Funds” is hereby replaced with the following:

Contract Review Committee
Peter J. Smail – Chairman
Wendell J. Knox
Martin T. Meehan
James P. Palermo
Cynthia L. Walker

As of March 31, 2016 James P. Palermo had the following ownership in the Natixis Funds:

Independent Trustee

Dollar Range of Fund Shares[1]	James P. Palermo
AEW Real Estate Fund	A
ASG Dynamic Allocation Fund	A
ASG Global Alternatives Fund	E
ASG Global Macro Fund	A
ASG Managed Futures Strategy Fund	A
ASG Tactical U.S. Market Fund	A
Gateway Fund	A
Gateway Equity Call Premium Fund	A
Loomis Sayles Core Plus Bond Fund	A
Loomis Sayles Dividend Income Fund	A
Loomis Sayles Emerging Markets Opportunities Fund	A
Loomis Sayles Global Equity and Income Fund	A
Loomis Sayles Global Growth Fund	A
Loomis Sayles Growth Fund	A
Loomis Sayles High Income Fund	A
Loomis Sayles Investment Grade Bond Fund	A
Loomis Sayles Limited Term Government and Agency Fund	A
Loomis Sayles Multi-Asset Income Fund	A
Loomis Sayles Senior Floating Rate and Fixed Income Fund	A
Loomis Sayles Strategic Alpha Fund	A
Loomis Sayles Strategic Income Fund	A
Loomis Sayles Value Fund	A
McDonnell Intermediate Municipal Bond Fund	A
Mirova Global Sustainable Equity Fund	A
Natixis Oakmark Fund	A
Natixis Oakmark International Fund	A
Natixis U.S. Equity Opportunities Fund	A
Seeyond Multi-Asset Allocation Fund	A
Vaughan Nelson Select Fund	A
Vaughan Nelson Small Cap Value Fund	A
Vaughan Nelson Value Opportunity Fund	A
Aggregate Dollar Range of Fund Shares in Fund Complex Overseen by Trustee	E

[1]	A. None
B. $1 - $10,000
C. $10,001 - $50,000
D. $50,001 - $100,000
E. over $100,000

LOOMIS SAYLES CORE PLUS BOND FUND

Effective immediately, the first paragraph under “Distributions” is hereby amended and restated as follows:

As described in the Prospectuses, it is the policy of each Fund to pay shareholders at least annually according to the schedule specified in each Fund’s Prospectus, as dividends, all or substantially all of its net investment income and to distribute annually (or, in the case of short-term gains, more frequently than annually if determined by the Fund to be in the best interest of shareholders) all or substantially all of its net realized capital gains, if any, after offsetting any capital loss carryforwards. To the extent permitted by law, the Board of Trustees may adopt a different schedule for making distributions as long as distributions of net investment income and net realized capital gains, if any, are made at least annually. A Fund’s distribution rate fluctuates over time for various reasons, and there can be no assurance that a Fund’s distributions will not decrease or that a Fund will make any distributions when scheduled. For example, foreign currency losses potentially reduce or eliminate, and have in the past reduced and eliminated, regularly scheduled distributions for certain funds.

LOOMIS SAYLES MULTI-ASSET INCOME FUND

Effective immediately, the first paragraph under “Distributions” is hereby amended and restated as follows:

As described in the Prospectuses, it is the policy of each Fund to pay shareholders at least annually according to the schedule specified in each Fund’s Prospectus, as dividends, all or substantially all of its net investment income and to distribute annually (or, in the case of short-term gains, more frequently than annually if determined by the Fund to be in the best interest of shareholders) all or substantially all of its net realized capital gains, if any, after offsetting any capital loss carryforwards. To the extent permitted by law, the Board of Trustees may adopt a different schedule for making distributions as long as distributions of net investment income and net realized capital gains, if any, are made at least annually. A Fund’s distribution rate fluctuates over time for various reasons, and there can be no assurance that a Fund’s distributions will not decrease or that a Fund will make any distributions when scheduled. For example, foreign currency losses potentially reduce, and have in the past reduced, regularly scheduled distributions for certain funds.